UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GROVE III 2024-1 DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002012477

Grove Funding III Trust 2024-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Dmitry Gasinsky, 312-879-8433

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GROVE III 2024-1 DEPOSITOR LLC

By: GROVE FUNDING III INC., its sole Member

By: NEUBERGER BERMAN INVESTMENT ADVISERS LLC, as an Authorized Person

Date: February 27, 2024

By:

/s/ Dmitry Gasinsky

Name:

Dmitry Gasinsky

Title:

Managing Director

EXHIBIT INDEX

Exhibit Number

99.1       Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Rating Agency Grades Report

Schedule 2 - Exception Grades Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Supplemental Data Report

99.2       Third Party Due Diligence Report - Selene Executive Summary

Schedule 1 - Rating Agency Grades Summary Report

Schedule 2 - Valuation Report

Schedule 3 - Data Compare Report

Schedule 4 - Standard Findings Report

Schedule 5 - Supplemental Data Extract Report

99.3       Third Party Due Diligence Report - Opus Executive Summary

Schedule 1 - New Format Standard Findings Report New Format

Schedule 2 - New Format Rating Agency Grades Summary Report

Schedule 3 - New Format Supplemental Data Extract

Schedule 4 - New Format Valuation Report

Schedule 5 - New Format Data Compare Report

Schedule 6 - Legacy Format Exception Report

Schedule 7 - Legacy Format Rating Agency Grades Report

Schedule 8 - Legacy Format Data Compare Report

Schedule 9 - Legacy Format Valuation Report